Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Cash flows from operating activities:
Net (loss) income attributable to equity holder	$ (12,242)	$ 14,627	$ (18,611)	$ (27,898)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	52,806	52,224	50,907	2,902
Amortization of deferred financing costs and debt issuance costs	3,161	2,993	2,592	303
Loss (gain) on sale of property, plant and equipment	139	(475)
Asset impairments	2,553	2,236
Fair value step-up of acquired inventory sold			16,376
Debt commitment fees			5,945
Loss on early extinguishment of debt				24,153
Antitrust litigation settlement accrual			7,750
Patent litigation settlement accrual	2,200
Trademark impairment loss	2,000		3,800
Deferred income taxes	(11,449)	13,111	(2,554)	(18,243)
Non-cash stock-based compensation expense				13,730
Excess tax benefits from shared-based payments				(2,661)
Other non-cash items, net	(953)	(1,716)	203	4
Changes in operating assets and liabilities:
Accounts receivable	6,347	29,929	8,299	7,270
Related party receivables, net	2,907	(9,627)	(10,211)
Inventories	(26,833)	(16,626)	(9,778)	(3,707)
Other current assets	4,226	(11,631)	(109)	1,323
Other assets	(380)	(1,890)	9,735	419
Accounts payable	19,060	9,376	18,747	(11,082)
Other current liabilities	(2,897)	(15,693)	(14,871)	4,714
Other long-term liabilities	(780)	(14,996)	(12,558)	(568)
Net cash provided by (used in) operating activities	39,865	51,842	55,662	(9,341)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			(185,268)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets			(1,500)
Capital expenditures	(40,619)	(36,786)	(24,675)	(1,571)
Proceeds from sale of property, plant and equipment	1,448	1,968	176
Decrease in restricted cash			16,290
Net cash used in investing activities	(39,171)	(34,818)	(194,977)	(1,571)
Cash flows from financing activities:
Issuances of borrowings		500	3,147
Debt repayments	(3,089)	(6,552)	(3,956)	(2,633)
Payment of deferred financing costs			(20,259)	(920)
Payment of debt commitment fees			(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)			298,500
Issuance of Senior Notes			400,000
Repayment of 2010 Credit Facility			(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest			(360,115)
Equity contribution		38	320,000
Proceeds from exercise of stock options				1,077
Excess tax benefits from shared-based payments				2,661
Net cash (used in) provided by financing activities	(3,089)	(6,014)	207,434	185
Effect of exchange rate changes on cash	97	210	(422)	127
Net (decrease) increase in cash and cash equivalents	(2,298)	11,220	67,697	(10,600)
Cash and cash equivalents at beginning of period	78,917	67,697		200,330
Cash and cash equivalents at end of period	$ 76,619	$ 78,917	$ 67,697	$ 189,730